Shareholder Report, Holdings (Details)_17	Jun. 30, 2024
Initial Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Initial Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Initial Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Initial Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Initial Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Initial Class | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Initial Class | Boeing Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Initial Class | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Initial Class | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Initial Class | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Service Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Service Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Service Class | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Service Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Service Class | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Service Class | Boeing Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Service Class | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Service Class | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Service Class | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%